Deferred Revenue - Schedule of Deferred Revenue (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Schedule of Deferred Revenue [Abstract]
Beginning balance	R 447,150	R 395,867
Amounts deferred in current financial year	489,444	474,706
Amounts released to revenue in the current financial year	(444,690)	(382,081)
Translation adjustments	(7,165)	(41,342)
Ending balance	484,739	447,150
Non-current liabilities	126,959	121,302
Current liabilities	357,780	325,848
Total	R 484,739	R 447,150